SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of geographic allocation of revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 15,890	$ 9,074
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	13,826	8,420
Germany [Member]
Disclosure of geographical areas [line items]
Revenue	$ 2,064	$ 654